STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Equity [Abstract]
SCHEDULE OF OUTSTANDING STOCK WARRANTS

A summary of the status of the Company’s outstanding stock warrants as of February 28, 2022 is as follows:

	Number of Shares	Average Exercise Price
Outstanding – May 31, 2020	789,063	$83.01

Granted during the year ended May 31, 2021	17,063	$20.66
Outstanding – May 31, 2021	806,126	$10.38
Activity during the nine months ended February 28, 2022:
Warrants granted related to debt	2,315,897	$11.05
Warrants sold to a private investor	100,000	$20.00
Warrants outstanding – February 28, 2022	3,222,023	$29.05

A summary of the status of the Company’s outstanding stock warrants for the years ended May 31, 2021 and 2020 is as follows:

	Number of Shares	Average Exercise Price
Outstanding – May 31, 2019	803,001	$83.01
Outstanding – May 31, 2020	789,063	83.01
Granted – May 31, 2020	17,063	20.66
Outstanding – May 31, 2021	806,126	$10.38